Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income	$ 56,876	$ 54,876
Adjustment to reconcile net income to net cash provided by operating activities:
Restricted stock amortization	3,713	3,526
Vessel depreciation	12,460	0
Amortization of deferred financing costs	132	652
Write-off of deferred financing costs	0	7,028
Loss (gain) on asset disposal / vessels sold	896	(19,598)
Net unrealized gains on investments	(46,767)	(28,786)
Dividend income on equity investments	(431)	(431)
Drydocking expenditures	(504)	(3,443)
Changes in operating assets and liabilities:
Decrease inventories	753	0
Increase in accounts receivable	(31,496)	0
(Increase) decrease in prepaid expenses and other current assets	(4,687)	22,428
Increase (decrease) in accounts payable, accrued expenses and other liabilities	6,095	(27,163)
Decrease in taxes payable	(2,758)	0
Decrease in related party balances	1,016	10,796
Net cash (used in) provided by operating activities	(4,702)	19,885
Investing activities
Sale of equity investment	0	63,377
Proceeds from sale of vessels	0	482,039
Dividend income on equity investments	431	431
Payments for vessels under construction	(35,836)	(9,311)
Net cash (used in) provided by investing activities	(35,405)	536,536
Financing activities
Proceeds from issuance of debt	130,000	0
Repayments of long term debt	(198,790)	(367,105)
Share repurchases	0	(1,407)
Dividend paid	(799)	(1,124)
Debt issue cost paid	(3,235)	0
Net cash used in financing activities	(72,824)	(369,636)
(Decrease) increase in cash, cash equivalents and restricted cash	(112,931)	186,785
Cash, cash equivalents and restricted cash, beginning of period	153,977	84,002
Cash, cash equivalents and restricted cash, end of period	41,046	270,787
Supplemental cash flow information:
Interest paid	2,218	4,414
Taxes paid	2,165	0
Non-cash investing and financing activities
Right of use assets obtained in exchange for operating lease liabilities	$ 1,035	$ 0